World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2014

Dates Covered
Collections Period	04/01/14 - 04/30/14
Interest Accrual Period	04/15/14 - 05/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/14	150,883,361.92	18,509
Yield Supplement Overcollateralization Amount at 03/31/14	2,907,058.87	0
Receivables Balance at 03/31/14	153,790,420.79	18,509
Principal Payments	9,678,199.95	391
Defaulted Receivables	120,682.36	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/14	2,590,102.26	0
Pool Balance at 04/30/14	141,401,436.22	18,107

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	2,918,867.36	262
Past Due 61-90 days	668,048.52	62
Past Due 91 + days	146,071.80	15
Total	3,732,987.68	339

Total 31+ Delinquent as % Ending Pool Balance	2.64%

Recoveries	102,877.39

Aggregate Net Losses/(Gains) - April 2014	17,804.97

Overcollateralization Target Amount	8,484,086.17
Actual Overcollateralization	8,484,086.17

Weighted Average APR	3.78%
Weighted Average APR, Yield Adjusted	5.98%
Weighted Average Remaining Term	24.17

Flow of Funds	$ Amount

Collections	10,295,385.01
Advances	(874.08)
Investment Earnings on Cash Accounts	219.65
Servicing Fee	(128,158.68)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,166,571.90

Distributions of Available Funds
(1) Class A Interest	148,179.96
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	428,923.98
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	8,484,086.17
(9) Distribution to Certificateholders	1,007,712.67
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	10,166,571.90

Servicing Fee	128,158.68
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 04/15/14	141,830,360.20
Principal Paid	8,913,010.15
Note Balance @ 05/15/14	132,917,350.05

Class A-1
Note Balance @ 04/15/14	0.00
Principal Paid	0.00
Note Balance @ 05/15/14	0.00
Note Factor @ 05/15/14	0.0000000%

Class A-2
Note Balance @ 04/15/14	0.00
Principal Paid	0.00
Note Balance @ 05/15/14	0.00
Note Factor @ 05/15/14	0.0000000%

Class A-3
Note Balance @ 04/15/14	0.00
Principal Paid	0.00
Note Balance @ 05/15/14	0.00
Note Factor @ 05/15/14	0.0000000%

Class A-4
Note Balance @ 04/15/14	93,097,360.20
Principal Paid	8,913,010.15
Note Balance @ 05/15/14	84,184,350.05
Note Factor @ 05/15/14	65.7715927%

Class B
Note Balance @ 04/15/14	24,366,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	24,366,000.00
Note Factor @ 05/15/14	100.0000000%

Class C
Note Balance @ 04/15/14	24,367,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	24,367,000.00
Note Factor @ 05/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	245,849.08
Total Principal Paid	8,913,010.15
Total Paid	9,158,859.23

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.91000%
Interest Paid	148,179.96
Principal Paid	8,913,010.15
Total Paid to A-4 Holders	9,061,190.11

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00
Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00
Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3078008
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.1590055
Total Distribution Amount	11.4668063

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.1577012
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	69.6356119
Total A-4 Distribution Amount	70.7933131

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0666668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	48.12
Noteholders' Principal Distributable Amount	951.88

Account Balances	$ Amount

Advances
Balance as of 03/31/14	33,446.09
Balance as of 04/30/14	32,572.01
Change	(874.08)

Reserve Account
Balance as of 04/15/14	2,064,965.17
Investment Earnings	40.32
Investment Earnings Paid	(40.32)
Deposit/(Withdrawal)	-
Balance as of 05/15/14	2,064,965.17
Change	-

Required Reserve Amount	2,064,965.17